S-K 1602(c) Dilution	Sep. 23, 2026 USD ($) $ / shares shares
No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	7.6
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.6
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (56,151)
Net Tangible Book Value, Adjusted	$ 73,518,477
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	1,875,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	9,675,000
No Redemption [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 0
Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	(0.68)
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (0.68)
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (56,151)
Net Tangible Book Value, Adjusted	$ (1,481,523)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	1,875,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	2,175,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 10.68
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (75,000,000)
Dilution to public shareholders | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 2.4
Dilution to public shareholders | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 10.68
Net proceeds from this offering and the sale of the private placement shares | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 76,500,000
Net proceeds from this offering and the sale of the private placement shares | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	76,500,000
Offering costs accrued for or paid in advance, excluded from tangible book value | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	74,628
Offering costs accrued for or paid in advance, excluded from tangible book value | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	74,628
Deferred Underwriting discount | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(3,000,000)
Deferred Underwriting discount | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (3,000,000)
Ordinary shares offered and sale of private placement shares | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	7,500,000
Ordinary shares offered and sale of private placement shares | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	7,500,000
Private Placement Shares [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	300,000
Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	300,000
Ordinary Shares Redeemed [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	0
Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(7,500,000)